Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Treasury shares	Additional Paid in Capital	Contributed Capital Surplus	Other Comprehensive Loss	Retained Earnings
Balance at beginning of period (in shares) at Dec. 31, 2017		142,197,697
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)		2,050,000
Balance at end of period (in shares) at Jun. 30, 2018		144,247,697
Balance at beginning of period at Dec. 31, 2017		$ 7,111	$ 0	$ 454,694	$ 1,378,824	$ 5,323	$ (351,903)
Increase (decrease) in Equity [Roll Forward]
Shares issued		103	0	17,448
Stock option expense				288
Distributions to shareholders					(28,850)
Distributed treasury shares			0				0
Net income (loss)							25,663
Balance at end of period at Jun. 30, 2018	$ 1,503,003	$ 7,214	0	472,430	1,349,974	0	(326,615)
Increase (decrease) in Equity [Roll Forward]
Effect of new accounting principle in period of adoption | Accounting Standards Update 2016-01						(5,323)	5,323
Effect of new accounting principle in period of adoption | Accounting Standards Update 2014-09							(5,698)
Effect of new accounting principle in period of adoption | Accounting Standards Update 2016-02							0
Effect of new accounting principle in period of adoption | Accounting Standards Update 2016-01						0	0
Effect of new accounting principle in period of adoption | Accounting Standards Update 2014-09							0
Effect of new accounting principle in period of adoption | Accounting Standards Update 2016-02							2,485
Balance at beginning of period (in shares) at Dec. 31, 2018	144,272,697	144,272,697
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)		0
Balance at end of period (in shares) at Jun. 30, 2019	144,272,697	144,272,697
Balance at beginning of period at Dec. 31, 2018	$ 1,523,512	$ 7,215	(2,643)	233	1,786,451	0	(267,744)
Increase (decrease) in Equity [Roll Forward]
Shares issued		0	285	0
Stock option expense				240
Distributions to shareholders					(10,773)
Distributed treasury shares			(1,881)				(100)
Net income (loss)							(40,551)
Balance at end of period at Jun. 30, 2019	$ 1,473,217	$ 7,215	$ (4,239)	$ 473	$ 1,775,678	$ 0	$ (305,910)